BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Increase (decrease) in revenues from reclassification from OCI	$ 148	$ (16)	$ (44)
Increase in cash and cash equivalents	642	525	512	$ 420
Decrease in restricted cash	(44)	(59)
Increase in cash used in investing activities	738	1,027	437
Revision of Prior Period, Accounting Standards Update, Adjustment
Disclosure of classes of share capital [line items]
Increase in cash and cash equivalents	207	115	157
Decrease in restricted cash	207	115
Increase in cash used in investing activities		43	41
Renewable Credits | Goods or services transferred at point in time
Disclosure of classes of share capital [line items]
Revenue from contracts with customers	259	181	157
Energy derivative contracts
Disclosure of classes of share capital [line items]
Increase (decrease) in revenues from reclassification from OCI	$ (146)	$ (30)	$ 53